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Report of Independent Accountants on Applying Agreed-Upon Procedures

GSF 2025-AXMF1 Issuer LLC

GSF 2025-AXMF1 EFX LLC (“Grant Street”)

GSF 2025-AXMF1 REIT LLC

Deutsche Bank Securities Inc.

(collectively, the “Specified Parties”)

Re:	GSF 2025-AXMF1 Issuer LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction as of 10 January 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Grant Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.

A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Grant Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

d.

A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Grant Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

e.

A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Grant Street, on behalf of the Issuer, instructed us to perform no procedures,

f.	A draft of the private placement memorandum for the Issuer’s securitization transaction (the “Draft Private Placement Memorandum”) and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Private Placement Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Private Placement Memorandum or any other information provided to us by Grant Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Grant Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Private Placement Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 January 2025

Attachment A Page 3 of 9

Background

For the purpose of the procedures described in this report, Grant Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that the assets of the Issuer of the securitization transaction will primarily consist of two commercial mortgage loans (the “Mortgage Loans”) secured primarily by first-lien mortgage(s) or deed(s) of trust on multifamily property(ies).

Procedures performed and our associated findings

1.	Grant Street, on behalf of the Issuer, provided us with:

a.

An electronic data file (the “Preliminary Data File”) that Grant Street, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans as of 1 January 2025 (the “Reference Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, Grant Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.

As instructed by Grant Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Grant Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.

Subsequent to the performance of the procedures described in the Items above, Grant Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Grant Street, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans as of the Reference Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.

Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of any Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term” of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Original Term and

b.	Seasoning,

Attachment A Page 4 of 9

as shown on the Final Data File, we recalculated the “Remain Term at Issuance” of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that any Mortgage Loan is interest-only for its entire term. Based on this information, Grant Street, on behalf of the Issuer, instructed us to:

a.	Use the “Original Term,” as shown on the Final Data File, for the original interest-only period of any Mortgage Loan (the “IO Period”),

b.	Use “0” for the original amortization term of any Mortgage Loan (the “Original Amortization Term”) and

c.	Use the “Original Whole Loan Balance,” as shown on the Final Data File, for the:

i.	Principal balance of any Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Balance”) and

ii.	Principal balance of any Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Whole Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Original Trust Balance,

b.	Interest Rate and

c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by Grant Street, on behalf of the Issuer, which are described in the succeeding paragraph(s) of this Item, we recalculated the “Trust Debt Service Monthly” of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to recalculate the “Trust Debt Service Monthly” of any Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Trust Balance,” as shown on the Final Data File,

b.	The “Interest Rate,” as shown on the Final Data File, and

c.	365/360.

9.	Using the:

a.	Original Whole Loan Balance,

b.	Interest Rate and

c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by Grant Street, on behalf of the Issuer, which are described in the succeeding paragraph(s) of this Item, we recalculated the “Whole Loan Debt Service Monthly” of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Debt Service Monthly” of any Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,

b.	The “Interest Rate,” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 5 of 9

10.	Using the:

a.	Whole Loan Debt Service Monthly and

b.	As Is NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Private Placement Memorandum, we recalculated the “NCF DSCR (x)” of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to round the “NCF DSCR (x)” characteristic to two decimal places.

11.	Using the:

a.	Whole Loan Cut-off Balance,

b.	Maturity Whole Loan Balance and

c.	As Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Private Placement Memorandum, we recalculated the:

i.	LTV and

ii.	Mat. LTV

of any Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date
Mortgage Loan Agreements	Various
Promissory Notes	Various
Settlement Statements	Various

Property Source Documents

Source Document Title	Source Document Date
Appraisal Reports	Various
Underwriter’s Summary Reports	Not Dated
Pro Forma Title Policies	Not Dated
Borrower Rent Rolls	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Primary Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Size of Property	Borrower Rent Roll
Unit of Measure Type	Borrower Rent Roll
Occupancy	Borrower Rent Roll
Occupancy Date	Borrower Rent Roll

Third Party Information:

Characteristic	Source Document(s)
As Is Appraised Value	Appraisal Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)
As Is NOI	Underwriter’s Summary Report
As Is NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)
Interest Reserves (Y/N)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)
Note Date	Promissory Note
Original Whole Loan Balance	Promissory Note
Interest Rate	Promissory Note
First Payment Date	Promissory Note
Amortization Type	Promissory Note
Maturity Date	Promissory Note
Final Maturity Date	Promissory Note
Interest Rate Type	Promissory Note
Interest Accrual Method	Promissory Note
Guarantor	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), Grant Street, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.
2.

For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Grant Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Grant Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Deal Name
Loan Number
Property Name
Prospectus ID
Loan Closed
Original Trust Balance
Original Parri Passu Balance
Original Senior Debt Balance
Senior Debt Interest Rate
Subordinate Debt Interest Rate
Original Subordinate Debt Balance
Future Funding Amount
Subordinate Future Funding Amount
Maturity Senior Debt Balance
Subordinate Debt Maturity Balance
Upfront Reserve
Extension Notes
Stabilized NOI
Stabilized NCF
Stabilized Value
Largest Tenant Name
Largest Tenant SF
Largest Tenant % of NRA
Largest Tenant Lease Expiration
Second Largest Tenant Name
Second Largest Tenant SF
Second Largest Tenant % of NRA
Second Largest Tenant Lease Expiration
Third Largest Tenant Name
Third Largest Tenant SF
Third Largest Tenant% of NRA
Third Largest Tenant Lease Expiration
Crossed Group
Lockbox Type

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.